SUBSEQUENT EVENTS (Details Narrative1) (USD $)	0 Months Ended	1 Months Ended	8 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended	20 Months Ended	29 Months Ended
	Nov. 18, 2013	Feb. 28, 2013	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Sep. 30, 2013	Mar. 08, 2013	Mar. 06, 2013	Mar. 01, 2013
Subsequent Events [Abstract]
Annual salary of CFO						$ 75,000
Ten year option to CFO	300,000					500,000
Ten year option to CFO, exercise price per share						$ 0.50
Base salary of CTO and President												195,000
Five year stock option granted to CTO and President												(1,000,000)
Base salary of COO												185,000
Five year option granted to COO												(500,000)
Five year stock options granted to directors										(100,000)
Options vesting, first and second anniversary										33.00%
Options vesting, third anniversary										34.00%
Revenue generated from sale of two real estate properties		440,000		1,052,320			576,477	576,477	1,628,797
Consideration for assets and assigned agreements											10,000
Additional services, billing per hour											350
Base rent of office lease											$ 4,774